Goodwill and Other Intangible Assets - Finite-lived and Indefinite-lived Intangible Assets (Parenthetical) (Detail) (Change in Product Status [Member], Prevenar 13 Adult and Vyndagel [Member], USD $)
In Billions, unless otherwise specified
3 Months Ended
Dec. 31, 2011
Developed Technology Rights [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Asset Reclassification Amount Increase	$ 2.3
In Process Research And Development [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Asset Reclassification Amount Decrease	$ 2.3